Analysis of replacement cost profit (loss) before interest and tax and reconciliation to profit (loss) before taxation (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of operating segments [abstract]
Disclosure Of Detailed Information About Replacement Costs Profit (Loss) Before Interest And Tax [Table Text Block]

	Second	Second	First	First
	quarter	quarter	half	half
$ million	2026	2025	2026	2025
gas & low carbon energy	1,564	1,047	2,618	2,405
oil production & operations	3,397	1,916	5,052	4,704
customers & products	5,100	972	7,552	1,075
other businesses & corporate	(250)	645	(1,105)	623
	9,811	4,580	14,117	8,807
Consolidation adjustment – UPII*	—	30	21	43
	9,811	4,610	14,138	8,850
Inventory holding gains (losses)*
gas & low carbon energy	—	—	—	—
oil production & operations	(1)	(2)	6	5
customers & products	(869)	(552)	3,283	(400)
Profit (loss) before interest and tax	8,941	4,056	17,427	8,455
Finance costs	1,175	1,229	2,350	2,550
Net finance expense/(income) relating to pensions and other post-employment benefits	(55)	(56)	(109)	(108)
Profit (loss) before taxation	7,821	2,883	15,186	6,013

RC profit (loss) before interest and tax*
US	3,727	1,417	5,248	2,950
Non-US	6,084	3,193	8,890	5,900
	9,811	4,610	14,138	8,850